Document and Entity Information	0 Months Ended
May 22, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 22, 2013
Registrant Name	ABERDEEN INVESTMENT FUNDS
Central Index Key	0000887210
Amendment Flag	false
Document Creation Date	May 22, 2013
Document Effective Date	May 22, 2013
Prospectus Date	Mar. 01, 2013
Aberdeen Select International Equity Fund | Class A
Risk/Return:
Trading Symbol	BJBIX
Aberdeen Select International Equity Fund | Class I
Risk/Return:
Trading Symbol	JIEIX
Aberdeen Select International Equity Fund II | Class A
Risk/Return:
Trading Symbol	JETAX
Aberdeen Select International Equity Fund II | Class I
Risk/Return:
Trading Symbol	JETIX
Aberdeen Total Return Bond Fund | Class A
Risk/Return:
Trading Symbol	BJBGX
Aberdeen Total Return Bond Fund | Class I
Risk/Return:
Trading Symbol	JBGIX
Aberdeen Global High Income Fund | Class A
Risk/Return:
Trading Symbol	BJBHX
Aberdeen Global High Income Fund | Class I
Risk/Return:
Trading Symbol	JHYIX
ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC. | Class A | Aberdeen Global SELECT OPPORTUNITIES FUND INC.
Risk/Return:
Trading Symbol	BJGQX
ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC. | Class I | Aberdeen Global SELECT OPPORTUNITIES FUND INC.
Risk/Return:
Trading Symbol	JGEIX